Document and Entity Information	Mar. 03, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 03, 2020
Registrant Name	OSI ETF Trust
Entity Central Index Key	0001672826
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 03, 2020
Document Effective Date	Mar. 03, 2020
Prospectus Date	Oct. 31, 2019
O'Shares FTSE Russell Small Cap Quality Dividend ETF | O'Shares FTSE Russell Small Cap Quality Dividend ETF
Prospectus:
Trading Symbol	OUSM
O'Shares FTSE U.S. Quality Dividend ETF | O'Shares FTSE U.S. Quality Dividend ETF
Prospectus:
Trading Symbol	OUSA
O'Shares FTSE Europe Quality Dividend ETF | O'Shares FTSE Europe Quality Dividend ETF
Prospectus:
Trading Symbol	OEUR